GOODWILL AND INTANGIBLE ASSETS	3 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 8 - GOODWILL AND INTANGIBLE ASSETS

Patents - Intrusion Detection Intellectual Property

The Company relies on patent laws and restrictions on disclosure to protect its intellectual property rights. As of March 31, 2026 and 2025, the Company held three U.S. and foreign patents on its intrusion detection technology, which expire in calendar years 2025 through 2034 (depending on the payment of maintenance fees).

The DPTI issued patents cover a System and Method for Brillouin Analysis, a System and Method for Resolution Enhancement of a Distributed Sensor, and a Flexible Fiber Optic Deformation System Sensor and Method. Maintenance of intellectual property rights and the protection thereof is important to our business. Any patents that may be issued may not sufficiently protect the Company's intellectual property and third parties may challenge any issued patents. Other parties may independently develop similar or competing technology or design around any patents that may be issued to the Company. The Company cannot be certain that the steps it has taken will prevent the misappropriation of its intellectual property, particularly in foreign countries where the laws may not protect proprietary rights as fully as in the United States. Further, the Company may be required to enforce its intellectual property or other proprietary rights through litigation, which, regardless of success, could result in substantial costs and diversion of management's attention. Additionally, there may be existing patents of which the Company is unaware that could be pertinent to its business, and it is not possible to know whether there are patent applications pending that the Company's products might infringe upon, since these applications are often not publicly available until a patent is issued or published.

For the three months ended March 31, 2026 and 2025, the Company had patent amortization costs on its intrusion detection technology totaling $12,757 and $12,272, respectively. Patents costs are being amortized over the remaining life of each patent, which is from 7 to 16 years.

The DPTI issued patents cover a System and Method for Brillouin Analysis, a System and Method for Resolution Enhancement of a Distributed Sensor, and a Flexible Fiber Optic Deformation System Sensor and Method. Maintenance of intellectual property rights and the protection thereof is important to our business. Any patents that may be issued may not sufficiently protect the Company's intellectual property and third parties may challenge any issued patents. Other parties may independently develop similar or competing technology or design around any patents that may be issued to the Company. The Company cannot be certain that the steps it has taken will prevent the misappropriation of its intellectual property, particularly in foreign countries where the laws may not protect proprietary rights as fully as in the United States. Further, the Company may be required to enforce its intellectual property or other proprietary rights through litigation, which, regardless of success, could result in substantial costs and diversion of management's attention. Additionally, there may be existing patents of which the Company is unaware that could be pertinent to its business, and it is not possible to know whether there are patent applications pending that the Company's products might infringe upon, since these applications are often not publicly available until a patent is issued or published.

The following is a summary of the DPTI patents as of March 31, 2026 and 2025:

	March 31	December 31
	2026	2025
Patents	$904,269	$904,269
Less: accumulated amortization	(765,419)	(752,662)
Patents, net	$138,850	$151,607

Future expected amortization of patents is as follows: As of December 31,

2026	$51,028
2027	51,028
Thereafter	36,794
$138,850